UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

One Bryant Park, 39th Floor New York, NY 10036
(Address of principal executive offices) (Zip Code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Sector Leader Fund	July 31, 2013
(Unaudited)

		Shares	Value
Common Stocks (91.2%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)		31,500	$287,005
AIA Group Ltd. (Insurance)		102,800	487,137
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		14,490	223,582
AVI Ltd. (Food Products)		51,699	301,374
Cemex Sab de CV* (Construction Materials)		297,160	342,569
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)		176,000	258,260
Cognizant Technology Solutions Corp.* (IT Services)		5,023	363,615
Companhia Brasileira de Distribuicao Group - Sponsored ADR (Food & Staples Retailing)		5,771	257,445
Copa Holdings SA (Airlines)		3,304	459,818
Credicorp Ltd. (Commercial Banks)		2,355	279,750
Del Monte Pacific Ltd.* (Food Products)		393,800	249,413
Eurasia Drilling Co. Ltd. - Registered GDR (Energy Equipment & Services)		10,465	413,368
Even Construtora e Incorporadora SA (Household Durables)		54,567	203,137
Fibra Uno Administracion SA (Real Estate Investment Trusts)		129,135	412,624
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)		89,000	468,795
Godrej Consumer Products Ltd. (Personal Products)		15,303	200,751
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)		5,255	311,099
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)		17,157	225,877
HSBC Holdings PLC (Commercial Banks)		37,896	425,855
Hutchison Whampoa Ltd. (Industrial Conglomerates)		33,000	372,539
Industrial & Commerical Bank of China Ltd. (Commercial Banks)		582,000	382,732
Koc Holdings AS (Industrial Conglomerates)		43,115	190,394
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)		126,000	185,540
Life Healthcare Group Holdings Pte Ltd. (Health Care Providers & Services)		57,000	208,251
LT Group, Inc. (Beverages)		536,400	256,958
Lupin Ltd. (Pharmaceuticals)		27,777	397,992
Magazine Luiza SA* (Multiline Retail)		58,848	134,179
Malayan Banking Bhd (Commercial Banks)		94,127	297,839
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		358,900	263,897
Mobile TeleSystems - Sponsored ADR (Wireless Telecommunication Services)		16,062	313,049
Moscow Exchange MICEX-RTS OAO (Diversified Financial Services)		175,165	299,731
ORION Corp. (Food Products)		476	432,227
Prada SpA (Textiles, Apparel & Luxury Goods)		26,200	244,591
PT Bank Mandiri Tbk (Commercial Banks)		216,301	187,447
PT Matahari Department Store Tbk* (Multiline Retail)		184,000	223,057
PT Media Nusantara Citra Tbk* (Media)		708,000	213,710
PT Semen Indonesia (Persero) Tbk (Construction Materials)		129,000	190,925
Samsonite International SA (Textiles, Apparel & Luxury Goods)		128,400	351,824
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		379	431,870
Sul America SA (Insurance)		42,148	255,039
Sun Art Retail Group Ltd. (Food & Staples Retailing)		235,500	327,349
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		99,000	338,442
Tata Motors Ltd. (Automobiles)		52,581	251,230
Tencent Holdings Ltd. (Internet Software & Services)		8,300	376,509
Universal Robina Corp. (Food Products)		106,180	303,965
Yandex NV* (Internet Software & Services)		5,000	162,500

TOTAL COMMON STOCKS (Cost $12,991,600)			13,765,260

Preferred Stocks (3.9%)
Companhia de Bebidas DAS Americas (Ambev) (Beverages)		5,300	199,813
Itau Unibanco Holding SA (Commercial Banks)		12,600	161,326
Vale SA - Sponsored ADR (Metals & Mining)		18,522	228,006

TOTAL PREFERRED STOCKS (Cost $802,027)			589,145

TOTAL INVESTMENTS (Cost $13,793,627) — 95.1%			14,354,405

Net other assets (liabilities) — 4.9%			745,706

NET ASSETS — 100.0%			$15,100,111

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Sector Leader Fund	July 31, 2013
(Unaudited)

The Emerging Markets Sector Leader Fund invested in the following industries as of July 31, 2013:			The Emerging Markets Sector Leader Fund invested in securities with exposure to the following countries as of July 31, 2013:

	Value	% of Net Assets		Value	% of Net Assets
Airlines	$459,818	3.0%	Brazil	$1,438,945	9.5%
Automobiles	251,230	1.7%	China	1,086,590	7.2%
Beverages	456,771	3.0%	Cyprus	413,368	2.7%
Commercial Banks	1,734,949	11.5%	Hong Kong	2,549,950	17.0%
Construction Materials	533,494	3.6%	India	1,663,047	11.0%
Diversified Financial Services	299,731	2.0%	Indonesia	815,139	5.4%
Diversified Telecommunication Services	258,260	1.7%	Italy	244,591	1.6%
Energy Equipment & Services	413,368	2.7%	Malaysia	297,839	2.0%
Food & Staples Retailing	584,794	3.9%	Mexico	755,193	5.0%
Food Products	1,286,979	8.5%	Panama	459,818	3.0%
Health Care Providers & Services	431,833	2.9%	Peru	279,750	1.9%
Hotels, Restaurants & Leisure	1,043,791	7.0%	Philippines	810,336	5.4%
Household Durables	203,137	1.3%	Russia	775,280	5.1%
Industrial Conglomerates	562,933	3.8%	South Africa	509,625	3.4%
Insurance	742,176	5.0%	South Korea	1,175,196	7.8%
Internet Software & Services	539,009	3.6%	Taiwan	338,442	2.2%
IT Services	363,615	2.4%	Thailand	550,902	3.6%
Media	213,710	1.4%	Turkey	190,394	1.3%
Metals & Mining	228,006	1.5%	Other	745,706	4.9%
Multiline Retail	357,236	2.4%
Oil, Gas & Consumable Fuels	185,540	1.2%	Total	$15,100,111	100.0%
Personal Products	200,751	1.3%
Pharmaceuticals	397,992	2.6%
Real Estate Investment Trusts	412,624	2.7%
Semiconductors & Semiconductor Equipment	770,312	5.1%
Textiles, Apparel & Luxury Goods	596,415	3.9%
Thrifts & Mortgage Finance	225,877	1.5%
Wireless Telecommunication Services	600,054	3.9%
Other	745,706	4.9%

Total	$15,100,111	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	July 31, 2013
(Unaudited)

		Shares	Value
Common Stocks (97.3%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)		31,200	$284,271
AIA Group Ltd. (Insurance)		105,400	499,458
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		13,909	214,617
Biostime International Holdings Ltd. (Food Products)		35,000	169,013
CapitaMalls Asia Ltd. (Real Estate Management & Development)		111,000	174,298
China Longyuan Power Group Corp. (Independent Power Producers & Energy Traders)		182,000	191,732
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)		188,000	275,868
CNOOC Ltd. (Oil, Gas & Consumable Fuels)		191,000	344,797
Cognizant Technology Solutions Corp.* (IT Services)		5,695	412,261
Del Monte Pacific Ltd.* (Food Products)		380,700	241,117
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)		84,000	442,459
Godrej Consumer Products Ltd. (Personal Products)		13,104	171,904
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)		4,226	250,182
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)		14,810	194,978
HSBC Holdings PLC (Commercial Banks)		39,177	440,251
Hutchison Whampoa Ltd. (Industrial Conglomerates)		36,000	406,406
Industrial & Commerical Bank of China Ltd. (Commercial Banks)		418,000	274,883
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)		98,000	144,309
LT Group, Inc. (Beverages)		421,300	201,820
Lupin Ltd. (Pharmaceuticals)		24,648	353,160
Malayan Banking Bhd (Commercial Banks)		72,200	228,457
Melco Crown Entertainment Ltd. - Sponsored ADR* (Hotels, Restaurants & Leisure)		13,897	345,757
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		389,900	286,691
ORION Corp. (Food Products)		383	347,779
Ping An Insurance (Group) Co. of China Ltd. (Insurance)		39,500	255,683
Prada SpA (Textiles, Apparel & Luxury Goods)		28,700	267,930
PT Bank Mandiri Tbk (Commercial Banks)		224,679	194,707
PT Matahari Department Store Tbk* (Multiline Retail)		145,500	176,385
PT Media Nusantara Citra Tbk* (Media)		588,000	177,488
PT Semen Indonesia (Persero) Tbk (Construction Materials)		138,000	204,246
Robinson Department Store Public Co. Ltd. (Multiline Retail)		77,100	139,263
Samsonite International SA (Textiles, Apparel & Luxury Goods)		114,600	314,011
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		441	502,519
Shree Cement Ltd. (Construction Materials)		2,375	170,107
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)		91,000	281,487
Sun Art Retail Group Ltd. (Food & Staples Retailing)		142,000	197,382
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		99,000	338,442
Tata Motors Ltd. (Automobiles)		55,789	266,558
Tencent Holdings Ltd. (Internet Software & Services)		8,400	381,046
United Spirits Ltd. (Beverages)		4,865	190,823
Universal Robina Corp. (Food Products)		69,600	199,246

TOTAL COMMON STOCKS (Cost $10,318,237)			11,153,791

TOTAL INVESTMENTS (Cost $10,318,237) — 97.3%			11,153,791

Net other assets (liabilities) — 2.7%			310,553

NET ASSETS — 100.0%			$11,464,344

*	Non-income producing security
ADR	American Depositary Receipt

The Asia Sector Leader Fund invested in the following industries as of July 31, 2013:			The Asia Sector Leader Fund invested in securities with exposure to the following countries as of July 31, 2013:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$266,558	2.3%	China	$1,814,536	15.8%
Beverages	392,643	3.5%	Hong Kong	2,868,519	25.0%
Commercial Banks	1,138,298	9.9%	India	1,974,408	17.2%
Construction Materials	374,353	3.4%	Indonesia	752,826	6.6%
Diversified Telecommunication Services	557,355	4.9%	Italy	267,930	2.3%
Food & Staples Retailing	197,382	1.7%	Malaysia	228,457	2.0%
Food Products	957,155	8.3%	Philippines	642,183	5.6%
Health Care Providers & Services	214,617	1.9%	Singapore	455,785	4.0%
Hotels, Restaurants & Leisure	1,325,089	11.6%	South Korea	1,100,480	9.6%
Independent Power Producers & Energy Traders	191,732	1.7%	Taiwan	338,442	3.0%
Industrial Conglomerates	406,406	3.5%	Thailand	710,225	6.2%
Insurance	755,141	6.6%	Other	310,553	2.7%
Internet Software & Services	381,046	3.3%
IT Services	412,261	3.5%	Total	$11,464,344	100.0%
Media	177,488	1.5%
Multiline Retail	315,648	2.7%
Oil, Gas & Consumable Fuels	489,106	4.3%
Personal Products	171,904	1.5%
Pharmaceuticals	353,160	3.1%
Real Estate Management & Development	174,298	1.5%
Semiconductors & Semiconductor Equipment	840,961	7.4%
Textiles, Apparel & Luxury Goods	581,941	5.0%
Thrifts & Mortgage Finance	194,978	1.7%
Wireless Telecommunication Services	284,271	2.5%
Other	310,553	2.7%

Total	$11,464,344	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2013
(Unaudited)

		Shares	Value
Common Stocks (90.0%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)		98,900	$901,103
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)		74,593	1,150,977
AVI Ltd. (Food Products)		156,085	909,882
Banregio Grupo Financiero SAB de CV (Commercial Banks)		189,380	1,146,324
Brilliance China Automotive Holdings Ltd.* (Automobiles)		694,000	829,546
Coca-Cola Icecek AS (Beverages)		44,915	1,265,768
Companhia Brasileira de Distribuicao Group - Sponsored ADR (Food & Staples Retailing)		11,185	498,963
Copa Holdings SA (Airlines)		10,800	1,503,036
Cosan Ltd. (Oil, Gas & Consumable Fuels)		37,065	596,005
Credicorp Ltd. (Commercial Banks)		7,085	841,627
Eurocash SA (Food & Staples Retailing)		61,687	1,148,788
Fomento Economico Mexicano SAB de CV (Beverages)		93,150	927,867
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)		329,000	1,732,964
Godrej Consumer Products Ltd. (Personal Products)		41,839	548,862
Hengan International Group Co. Ltd. (Personal Products)		61,000	670,148
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)		27,996	1,657,379
Hypermarcas SA (Personal Products)		103,730	756,848
IHH Healthcare Bhd* (Health Care Providers & Services)		492,500	607,556
ITC Ltd. (Tobacco)		223,716	1,257,298
Lenovo Group Ltd. (Computers & Peripherals)		1,118,000	1,019,208
LG Household & Health Care Ltd. (Household Products)		1,029	542,302
Life Healthcare Group Holdings Pte Ltd. (Health Care Providers & Services)		320,960	1,172,635
LT Group, Inc. (Beverages)		1,149,900	550,850
Lupin Ltd. (Pharmaceuticals)		65,456	937,862
M Video (Specialty Retail)		50,525	409,833
Magazine Luiza SA* (Multiline Retail)		85,020	193,854
Magnit - Registered Sponsored GDR (Food & Staples Retailing)		22,189	1,278,086
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)		1,245,500	915,809
Mobile TeleSystems - Sponsored ADR (Wireless Telecommunication Services)		44,525	867,792
Naspers Ltd. (Media)		9,827	823,679
ORION Corp. (Food Products)		1,982	1,799,733
Prada SpA (Textiles, Apparel & Luxury Goods)		105,500	984,901
PT Global Mediacom Tbk* (Media)		2,871,000	642,970
PT Kalbe Farma Tbk (Pharmaceuticals)		8,329,500	1,159,804
PT Mitra Adiperkasa Tbk (Multiline Retail)		1,660,000	937,488
PT Summarecon Agung Tbk (Real Estate Management & Development)		13,679,500	1,331,985
PT Telekomunikasi Indonesia Tbk (Diversified Telecommunication Services)		897,000	1,039,367
Robinson Department Store Public Co. Ltd. (Multiline Retail)		690,900	1,247,949
Samsonite International SA (Textiles, Apparel & Luxury Goods)		336,300	921,483
Sands China Ltd. (Hotels, Restaurants & Leisure)		289,744	1,567,284
SM Prime Holdings, Inc. (Real Estate Management & Development)		3,046,400	1,233,434
Sul America SA (Insurance)		103,624	627,033
Sun Art Retail Group Ltd. (Food & Staples Retailing)		710,500	987,607
Tencent Holdings Ltd. (Internet Software & Services)		36,200	1,642,123
Turk Hava Yollari Anonim Ortakligi (Airlines)		209,400	883,553
Universal Robina Corp. (Food Products)		526,150	1,506,229
Yandex NV* (Internet Software & Services)		44,693	1,452,523

TOTAL COMMON STOCKS (Cost $43,996,836)			47,628,317

Preferred Stocks (1.9%)
Companhia de Bebidas das Americas - Sponsored ADR (Beverages)		10,966	414,295
Itau Unibanco Holding SA (Commercial Banks)		47,572	$609,096

TOTAL PREFERRED STOCKS (Cost $1,178,166)			1,023,391

TOTAL INVESTMENTS (Cost $45,175,002) — 91.9%			48,651,708

Net other assets (liabilities) — 8.1%			4,303,023

NET ASSETS — 100.0%			$52,954,731

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2013
(Unaudited)

The Emerging Markets Great Consumer Fund invested in the following industries as of July 31, 2013:			The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2013:

	Value	% of Net Assets		Value	% of Net Assets
Airlines	$2,386,589	4.5%	Brazil	$3,696,094	6.9%
Automobiles	829,546	1.6%	China	4,319,086	8.2%
Beverages	3,158,780	6.0%	Hong Kong	5,051,277	9.5%
Commercial Banks	2,597,047	4.8%	India	3,894,999	7.4%
Computers & Peripherals	1,019,208	1.9%	Indonesia	5,111,614	9.6%
Diversified Telecommunication Services	1,039,367	2.0%	Italy	984,901	1.9%
Food & Staples Retailing	3,913,444	7.4%	Malaysia	607,556	1.1%
Food Products	4,215,844	8.1%	Mexico	2,074,191	3.9%
Health Care Providers & Services	2,931,168	5.5%	Panama	1,503,036	2.8%
Hotels, Restaurants & Leisure	5,873,436	11.0%	Peru	841,627	1.6%
Household Products	542,302	1.0%	Philippines	3,290,513	6.2%
Insurance	627,033	1.2%	Poland	1,148,788	2.2%
Internet Software & Services	3,094,646	5.9%	Russia	4,008,234	7.6%
Media	1,466,649	2.8%	South Africa	2,906,196	5.5%
Multiline Retail	2,379,291	4.6%	South Korea	3,999,414	7.6%
Oil, Gas & Consumable Fuels	596,005	1.1%	Thailand	3,064,861	5.8%
Personal Products	1,975,858	3.7%	Turkey	2,149,321	4.1%
Pharmaceuticals	2,097,666	4.0%	Other	4,303,023	8.1%
Real Estate Management & Development	2,565,419	4.7%
Specialty Retail	409,833	0.8%	Total	$52,954,731	100.0%
Textiles, Apparel & Luxury Goods	1,906,384	3.6%
Tobacco	1,257,298	2.4%
Wireless Telecommunication Services	1,768,895	3.3%
Other	4,303,023	8.1%

Total	$52,954,731	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	July 31, 2013
(Unaudited)

	Shares	Value
Common Stocks (94.6%)
Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	51,700	$471,052
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	36,784	567,581
Brilliance China Automotive Holdings Ltd.* (Automobiles)	382,000	456,609
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)	165,000	869,116
Godrej Consumer Products Ltd. (Personal Products)	20,966	275,041
Hengan International Group Co. Ltd. (Personal Products)	31,500	346,060
Hotel Shilla Co. Ltd. (Hotels, Restaurants & Leisure)	14,785	875,280
IHH Healthcare Bhd* (Health Care Providers & Services)	241,200	297,548
ITC Ltd. (Tobacco)	111,852	628,615
Lenovo Group Ltd. (Computers & Peripherals)	566,000	515,985
LG Household & Health Care Ltd. (Household Products)	622	327,806
LT Group, Inc. (Beverages)	572,500	274,252
Lupin Ltd. (Pharmaceuticals)	32,777	469,633
Minor International Public Co. Ltd. (Hotels, Restaurants & Leisure)	564,400	415,000
ORION Corp. (Food Products)	983	892,602
Prada SpA (Textiles, Apparel & Luxury Goods)	52,900	493,851
PT Global Mediacom Tbk* (Media)	1,621,500	363,140
PT Kalbe Farma Tbk (Pharmaceuticals)	4,358,000	606,810
PT Mitra Adiperkasa Tbk (Multiline Retail)	864,000	487,945
PT Summarecon Agung Tbk (Real Estate Management & Development)	6,787,500	660,906
PT Telekomunikasi Indonesia Tbk (Diversified Telecommunication Services)	430,000	498,247
Robinson Department Store Public Co. Ltd. (Multiline Retail)	345,400	623,884
Samsonite International SA (Textiles, Apparel & Luxury Goods)	166,800	457,042
Sands China Ltd. (Hotels, Restaurants & Leisure)	147,137	795,894
SM Prime Holdings, Inc. (Real Estate Management & Development)	1,534,600	621,333
Sun Art Retail Group Ltd. (Food & Staples Retailing)	389,500	541,412
Tencent Holdings Ltd. (Internet Software & Services)	18,100	821,062
Universal Robina Corp. (Food Products)	267,450	765,638

TOTAL COMMON STOCKS (Cost $12,743,292)		15,419,344

TOTAL INVESTMENTS (Cost $12,743,292) — 94.6%		15,419,344

Net other assets (liabilities) — 5.4%		885,032

NET ASSETS — 100.0%		$16,304,376

* Non-income producing security

The Asia Great Consumer Fund invested in the following industries as of July 31, 2013:			The Asia Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2013:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$456,609	2.8%	China	$2,224,519	13.6%
Beverages	274,252	1.7%	Hong Kong	2,578,661	15.8%
Computers & Peripherals	515,985	3.2%	India	1,940,870	11.9%
Diversified Telecommunication Services	498,247	3.1%	Indonesia	2,617,048	16.1%
Food & Staples Retailing	541,412	3.3%	Italy	493,851	3.0%
Food Products	1,658,240	10.2%	Malaysia	297,548	1.8%
Health Care Providers & Services	865,129	5.3%	Philippines	1,661,223	10.2%
Hotels, Restaurants & Leisure	2,955,290	18.1%	South Korea	2,095,688	12.9%
Household Products	327,806	2.0%	Thailand	1,509,936	9.3%
Internet Software & Services	821,062	5.0%	Other	885,032	5.4%
Media	363,140	2.2%
Multiline Retail	1,111,829	6.9%	Total	$16,304,376	100.0%
Personal Products	621,101	3.8%
Pharmaceuticals	1,076,443	6.6%
Real Estate Management & Development	1,282,239	7.9%
Textiles, Apparel & Luxury Goods	950,893	5.8%
Tobacco	628,615	3.8%
Wireless Telecommunication Services	471,052	2.9%
Other	885,032	5.4%

Total	$16,304,376	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	July 31, 2013
(Unaudited)

		Shares	Value
Common Stocks (93.9%)
Amadeus IT Holding SA(a) (IT Services)		9,610	$330,061
Amazon.com, Inc.* (Internet & Catalog Retail)		1,557	469,000
Anheuser-Busch InBev NV (Beverages)		2,576	248,016
ARM Holdings PLC (Semiconductors & Semiconductor Equipment)		14,050	186,989
Astellas Pharma., Inc. (Pharmaceuticals)		3,518	188,676
Bank of America Corp. (Diversified Financial Services)		18,300	267,180
Bayerische Motoren Werke AG (Automobiles)		2,084	204,001
Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)		17,483	473,720
Citigroup, Inc. (Diversified Financial Services)		6,500	338,910
Comcast Corp. (Media)		4,291	193,438
Compagnie Financiere Richemont AG (Textiles, Apparel & Luxury Goods)		2,300	225,227
eBay, Inc.* (Internet Software & Services)		2,968	153,416
Galaxy Entertainment Group Ltd.* (Hotels, Restaurants & Leisure)		42,600	224,390
Gilead Sciences, Inc.* (Biotechnology)		3,400	208,930
Google, Inc.* (Internet Software & Services)		531	471,315
Groupe FNAC SA* (Specialty Retail)		103	2,315
Industria de Diseno Textil SA (Specialty Retail)		1,300	173,271
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		4,727	262,679
L'Oreal SA (Personal Products)		1,200	201,046
MasterCard, Inc. (IT Services)		750	457,957
NIKE, Inc. (Textiles, Apparel & Luxury Goods)		5,445	342,599
Pinault-Printemps-Redoute SA (Textiles Apparel & Luxury Goods)		830	190,009
Prada SpA (Textiles, Apparel & Luxury Goods)		22,210	207,343
Sanofi (Pharmaceuticals)		1,700	181,291
Starbucks Corp. (Hotels, Restaurants & Leisure)		4,435	315,950
Tencent Holdings Ltd. (Internet Software & Services)		5,300	240,421
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)		2,100	191,331
Toyota Motor Corp. (Automobiles)		3,800	231,750
Unilever PLC (Food Products)		5,835	236,875
Union Pacific Corp. (Road & Rail)		1,213	192,370
Visa, Inc. (IT Services)		2,428	429,780
Walt Disney Co. (The) (Media)		4,325	279,612
Wells Fargo & Co. (Commercial Banks)		4,540	197,490
Yoox SpA* (Internet & Catalog Retail)		8,553	224,471

TOTAL COMMON STOCKS (Cost $7,007,245)			8,741,829

Preferred Stock (2.7%)
Volkswagen AG (Automobiles)		1,066	253,323

TOTAL PREFERRED STOCK (Cost $244,794)			253,323

Rights (NM)
Groupe FNAC SA* (Specialty Retail)		6	17

TOTAL RIGHTS (Cost $—)			17

TOTAL INVESTMENTS (Cost $7,252,039) — 96.6%			8,995,169

Net other assets (liabilities) — 3.4%			314,092

NET ASSETS — 100.0%			$9,309,261

*	Non-income producing security
NM	Not meaningful, amount less than .05%
(a)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Global Great Consumer Fund invested in the following industries as of July 31, 2013:			The Global Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2013:

	Value	% of Net Assets		Value	% of Net Assets
Automobiles	$689,074	7.4%	Belgium	$248,016	2.7%
Beverages	248,016	2.7%	China	240,421	2.6%
Biotechnology	208,930	2.2%	France	574,678	6.2%
Commercial Banks	197,490	2.1%	Germany	457,324	4.9%
Diversified Financial Services	606,090	6.5%	Hong Kong	224,390	2.4%
Food Products	236,875	2.6%	Italy	905,534	9.7%
Hotels, Restaurants & Leisure	803,019	8.6%	Japan	420,426	4.5%
Internet & Catalog Retail	693,471	7.4%	Spain	503,332	5.4%
Internet Software & Services	865,152	9.3%	Switzerland	225,227	2.4%
IT Services	1,217,798	13.0%	United Kingdom	423,864	4.6%
Life Sciences Tools & Services	191,331	2.1%	United States	4,771,957	51.2%
Media	473,050	5.1%	Other	314,092	3.4%
Personal Products	201,046	2.3%
Pharmaceuticals	369,967	3.9%	Total	$9,309,261	100.0%
Road & Rail	192,370	2.1%
Semiconductors & Semiconductor Equipment	186,989	2.0%
Specialty Retail	175,603	1.9%
Textiles Apparel & Luxury Goods	190,009	2.0%
Textiles, Apparel & Luxury Goods	1,248,889	13.4%
Other	314,092	3.4%

Total	$9,309,261	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Dynamic Bond Fund	July 31, 2013
(Unaudited)

	Shares or Principal Amount	Value
Foreign Bonds+ (3.1%)
Brazil — 1.0%
Banco Santander Brasil SA(a), 8.00%, 3/18/16	300,000	$122,830
Russia — 1.2%
RZD Capital Ltd. - Registered Shares, 8.30%, 4/2/19	5,000,000	155,820
Spain — 0.9%
Generalitat de Catalunya, 4.95%, 2/11/20	100,000	119,052

TOTAL FOREIGN BONDS (Cost $435,536)		397,702

Yankee Dollar Bonds (53.8%)
Banco de Credito e Inversiones(a), 4.00%, 2/11/23	250,000	229,679
Bank VTB North-West OJSC(b), 5.01%, 9/29/15	500,000	511,975
CNPC General Capital Ltd.(a), 2.75%, 4/19/17	200,000	202,420
Croatia Government International Bond - Registered Shares, 6.63%, 7/14/20	250,000	270,000
Development Bank of Kazakhstan - Registered Shares, 5.50%, 12/20/15	250,000	263,488
Development Bank of Kazakhstan JSC(a), 4.13%, 12/10/22	250,000	226,875
Golden Eagle Retail Group Ltd.(a), 4.63%, 5/21/23	200,000	174,606
GTL Trade Finance, Inc. - Registered Shares, 7.25%, 10/20/17	100,000	111,750
Hana Bank(a), 3.50%, 10/25/17	500,000	517,515
Hazine Mustesarligi Varlik - Registered Shares, 2.80%, 3/26/18	250,000	238,125
ICICI Bank Ltd. - Registered Shares, 4.75%, 11/25/16	200,000	208,357
Indian Oil Corp. Ltd. - Registered Shares, 5.63%, 8/2/21	200,000	202,700
KazAgro National Management Holding JSC(a), 4.63%, 5/24/23	200,000	184,500
PT Pertamina(a), 4.88%, 5/3/22	250,000	238,125
Sberbank of Russia - Registered Shares, 6.13%, 2/7/22	250,000	266,250
State Bank of India(a), 3.25%, 4/18/18	300,000	287,700
State of Israel, 3.15%, 6/30/23	250,000	240,254
State Oil Co. of the Azerbaijan Republic, 5.45%, 2/9/17	250,000	263,125
Telefonica Emisiones SAU, 5.46%, 2/16/21	250,000	261,245
Tencent Holdings Ltd. - Registered Shares, 4.63%, 12/12/16	500,000	538,057
Turk EximBank(a), 5.88%, 4/24/19	250,000	255,625
Turkiye Garanti Bankasi(a), 4.00%, 9/13/17	250,000	240,625
Vnesheconombank - Registered Shares, 5.38%, 2/13/17	500,000	533,750
Votorantim Cimentos SA - Registered Shares, 7.25%, 4/5/41	250,000	237,500
VTB Bank OJSC(a), 6.95%, 10/17/22	200,000	202,500

TOTAL YANKEE DOLLAR BONDS (Cost $6,917,004)		6,906,746

Convertible Corporate Bond (7.7%)
South Korea — 7.7%
Lotte Shopping Co. Ltd., 0.45%, 7/5/16	1,000,000	986,875

TOTAL CONVERTIBLE CORPORATE BOND (Cost $977,351)		986,875

U.S. Treasury Obligation (23.4%)
U.S. Treasury Note, 0.25%, 2/28/14	3,000,000	3,002,871

TOTAL U.S. TREASURY OBLIGATION (Cost $3,000,617)		3,002,871

TOTAL INVESTMENTS (Cost $11,330,508) — 88.0%		11,294,194

Net other assets (liabilities) — 12.0%		1,539,655

NET ASSETS — 100.0%		$12,833,849

+ Principal amounts are disclosed in local currency and value amounts are disclosed in U.S. Dollars.
(a)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Variable or Floating Rate Security. Rate disclosed is as of July 31, 2013.

The Global Dynamic Bond Fund invested in the following industries as of July 31, 2013:			The Global Dynamic Bond Fund invested in securities with exposure to the following countries as of July 31, 2013:

	Value	% of Net Assets		Value	% of Net Assets
Commercial Banks Non-US	$2,587,431	20.0%	Azerbaijan	$263,125	2.1%
Diversified Operations	422,000	3.3%	Brazil	360,330	2.9%
Export/import Bank	255,625	1.9%	Chile	229,679	1.8%
Internet Application Software	538,057	4.1%	China	915,083	7.1%
Municipal	119,052	0.9%	Croatia	270,000	2.1%
Oil Companies - Exploration & Production	440,545	3.5%	India	698,757	5.4%
Oil Companies-Integrated	263,125	2.1%	Indonesia	238,125	1.9%
Oil Refining & Marketing	202,700	1.6%	Israel	240,254	1.9%
Retail-Regional Department Store	1,161,481	9.1%	Kazakhstan	674,863	5.3%
Sovereign	3,751,250	29.3%	Russia	1,670,295	12.9%
Special Purpose Banks	1,024,113	8.1%	South Korea	1,504,390	11.7%
Steel-specialty	111,750	0.9%	Spain	380,297	2.9%
Telephone-Integrated	261,245	2.0%	Turkey	734,375	5.7%
Transport-Rail	155,820	1.2%	United States	3,002,871	23.4%
Other	1,539,655	12.0%	Virgin Islands, British	111,750	0.9%
			Other	1,539,655	12.0%
Total	$12,883,849	100.0%
			Total	$12,883,849	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments

July 31, 2013

(unaudited)

1.	Organization

Mirae Asset Discovery Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the "1940 Act"). As of April 30, 2013, the Trust is comprised of the following six funds: Emerging Markets Sector Leader Fund ("EM Sector Leader Fund"), Asia Sector Leader Fund, Emerging Markets Great Consumer Fund ("EM Great Consumer Fund"), Asia Great Consumer Fund, Global Great Consumer Fund and Global Dynamic Bond Fund. Each may be referred to individually as a "Fund" and collectively as the "Funds."

The EM Sector Leader Fund, Asia Sector Leader Fund, EM Great Consumer Fund, Asia Great Consumer Fund and Global Great Consumer Fund are each classified as diversified under the 1940 Act. The Global Dynamic Bond Fund is classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% (4.50% for Class A Shares of Global Dynamic Bond Fund) as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, "fair value" of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Fixed-income securities, other than U.S. Government and agency securities, are generally valued by using market quotations or a matrix method provided by an independent pricing service. U.S. Government and agency securities are valued at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within 60 days may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In the absence of available quotations fixed income securities will be priced at fair value determined in accordance with fair value procedures approved by the Board.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2013

(unaudited)

The Funds may invest in American Depositary Receipts ("ADRs") as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global depositary Receipts ("GDRs"). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date as provided by an independent pricing service or reporting agency.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the "Advisor") determines that the closing market prices do not represent the securities' current value because of an intervening "significant event") will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security's trading has been halted or suspended, when the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Advisor believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service or by the Advisor's Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund's net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security's valuation may differ depending on the method used for determining value. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund's net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical assets

•

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investment)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities and exchange-traded funds (including foreign equity securities) are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Fixed-income securities (including foreign bonds) and rights are all generally categorized as Level 2 securities in the fair value hierarchy.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2013

(unaudited)

A summary of the valuations as of July 31, 2013, based upon the three levels defined above, are included in the table below:

	Level 1	Level 2	Level 3	Total Investments
Emerging Markets Sector Leader Fund
Common Stocks*	$13,765,260	$–	$–	$13,765,260
Preferred Stocks*	589,145	–	–	589,145
Total Investments	$14,354,405	$–	$–	$14,354,405

Asia Sector Leader Fund
Common Stocks*	$11,153,791	$–	$–	$11,153,791
Total Investments	$11,153,791	$–	$–	$11,153,791

Emerging Markets Great Consumer Fund
Common Stocks*	$47,628,317	$–	$–	$47,628,317
Preferred Stocks*	1,023,391	–	–	1,023,391
Total Investments	$48,651,708	$–	$–	$48,651,708

Asia Great Consumer Fund
Common Stocks*	$15,419,344	$–	$–	$15,419,344
Total Investments	$15,419,344	$–	$–	$15,419,344

Global Great Consumer Fund
Common Stocks*	$8,741,829	$–	$–	$8,741,829
Preferred Stock*	253,323	–	–	253,323
Rights	17			17
Total Investments	$8,995,169	$–	$–	$8,995,169

Global Dynamic Bond Fund
Convertible Corporate Bond	$–	$986,875	$–	$986,875
Foreign Bonds	–	397,702	–	397,702
U.S. Treasury Obligation	–	3,002,871	–	3,002,871
Yankee Dollar Bonds	–	6,906,746	–	6,906,746
Total Investments	$–	$11,294,194	$–	$11,294,194

(*) For detailed industry classifications, see accompanying Schedules of Portfolio Investments.

For the quarter ended July 31, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.  For the quarter ended July 31, 2013 there were no transfers between levels from the valuation inputs used on April 30, 2013.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2013

(unaudited)

Cash Equivalents

The Funds consider all unpledged temporary cash investments with a maturity date at the time purchase of three months or less to be cash equivalents.

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

New Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 are effective for interim and annual periods beginning on or after January 1, 2013. Management has concluded ASU 2013-01 and ASU 2011-11 will not impact the Funds’ financial statements disclosures.

3.	Investment Risks

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2013

(unaudited)

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the funds' loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A Fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a Fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedule of Portfolio Investments provide information on each Fund's holdings, including industry and/or geographical composition, as relevant.

4.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 ( the "1933 Act") or pursuant to the resale limitations provided by rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Illiquid securities are securities that cannot be sold or disposed of within seven days in the ordinary course of business at approximately the prices at which they are valued. The Advisor determines the liquidity of a Fund's investments under the supervision of the Board of Trustees. At July 31, 2013, Global Great Consumer Fund and the Global Dynamic Bond Fund held restricted securities representing 3.6% and 22.6% of net assets, respectively, none of which have been deemed illiquid. The restricted securities held as of July 31, 2013 are identified below and are also presented in each Fund's Schedule of Portfolio Investments.

Global Great Consumer Fund	% of Net Assets	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Amadeus IT Holding SA, Class A Shares	3.6%	8/29/12	$169,514	$9,610	$330,061

Global Dynamic Bond Fund	% of Net Assets	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
Banco Santander Brasil SA, 8.00%, 3/18/16	1.0%	5/2/13	$151,134	$300,000	$122,830
Banco de Credito e Inversiones, 4.00%, 2/11/23	1.8%	2/6/13	248,188	250,000	229,679
CNPC General Capital Ltd., 2.75%, 4/19/17	1.6%	4/12/12	199,982	200,000	202,420
Development Bank of Kazakhstan JSC, 4.13%, 12/10/22	1.8%	2/6/13	248,490	250,000	226,875
Golden Eagle Retail Group Ltd., 4.63%, 5/21/23	1.4%	5/14/13	199,162	200,000	174,606
Hana Bank, 3.50%, 10/25/17	4.0%	4/19/12	499,700	500,000	517,515
KazAgro National Management Holding JSC, 4.63%, 5/24/23	1.4%	5/17/13	200,000	200,000	184,500
PT Pertamina, 4.88%, 5/3/22	1.9%	4/26/12	248,535	250,000	238,125
State Bank of India, 3.25%, 4/18/18	2.2%	5/3/13	302,520	300,000	287,700
Turk EximBank, 5.88%, 4/24/19	2.0%	4/13/12	247,318	250,000	255,625
Turkiye Garanti Bankasi, 4.00%, 9/13/17	1.9%	9/6/12	248,045	250,000	240,625
VTB Bank OJSC, 6.95%, 10/17/22	1.6%	10/24/12	207,700	200,000	202,500

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

July 31, 2013

(unaudited)

5.	Federal Income Tax Information

At July 31, 2013, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation (Depreciation)
EM Sector Leader Fund	$13,829,702	$1,517,997	$(993,294)	$524,703
Asia Sector Leader Fund	10,418,083	1,181,186	(445,478)	735,708
EM Great Consumer Fund	45,178,228	5,509,228	(2,035,748)	3,473,480
Asia Great Consumer Fund	12,756,328	2,947,026	(284,010)	2,663,016
Global Great Consumer Fund	7,252,039	1,769,867	(26,737)	1,743,130
Global Dynamic Bond Fund	11,330,508	178,041	(214,355)	(36,314)

6.	Subsequent Events

Effective August 28, 2013, the Emerging Markets Sector Leader Fund and the Asia Sector Leader Fund were renamed the Emerging Markets Fund and the Asia Fund, respectively.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, Principal Executive Officer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, Principal Executive Officer

Date:	September 27, 2013

By: (Signature and Title)	/s/ Joel Engle
Joel Engle, Principal Financial Officer

Date:	September 27, 2013